Revenues	12 Months Ended
Mar. 31, 2012
Revenues
17	Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood storage and ancillary services.

In view of the fact that the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cord blood processing fees	211,860	266,554	279,481	44,380
Cord blood storage fees	48,349	70,905	98,967	15,715
Fee derived from the provision of donated cord blood for transplantation and research	1,327	2,073	2,042	324
Total revenues	261,536	339,532	380,490	60,419